Revenue and Expenses - Other Income (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing And Discontinued Operations [Line Items]
Own work capitalized		€ 803	€ 783	€ 771
Gain on disposal of businesses		24	205	11,008
Gain on disposal of property, plant and equipment		257	582	478
Gain on disposal of intangible assets		2	1	7
Government grants		27	16	13
Other operating income		428	478	396
Total		1,541	2,065	12,673
Capital gains arising from sale and leaseback transactions		105	381	263
Opal Jvco Limited (nexfibre)
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)			20
VMO2
Continuing And Discontinued Operations [Line Items]
Other operating income	€ (4,773)	(8,116)	(7,754)
Total	€ 290	€ 516	551
Capital gain (loss)				4,460
Telxius Towers
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)				6,099
Telefonica Moviles Costa Rica
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)				136
Telefonica Colombia | KKR Alameda Aggregator L.P. | Alamo HoldCo S.L.
Continuing And Discontinued Operations [Line Items]
Gains (losses) on disposals of property, plant and equipment			€ 162
Telefónica Chile, S.A. Local and international long distance telephony services provider | KKR Alameda Aggregator L.P. | InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)				€ 274
Proportion of voting equity transferred (as a percent)	60.00%			60.00%